N-2	Feb. 10, 2023
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Your investment in the notes will involve certain risks. Before deciding whether to invest in the notes, you should, in consultation with your own financial and legal advisors, carefully consider the following supplementary risk factors together with the risk factors set forth in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference herein and therein, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described below and in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us might also impair our operations and performance. If any of the events described herein or in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. Please also read carefully the section titled “Forward-Looking Statements” in this prospectus supplement and the accompanying prospectus.
The notes will not be an appropriate investment for you if you are not knowledgeable about significant features of the notes or financial matters in general. You should not purchase the notes unless you understand, and know that you can bear, these investment risks.
Our amount of debt outstanding will increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the notes and our other debt.
As of February 8, 2023, together with our subsidiaries, we had approximately $1.9 billion of unsecured senior indebtedness outstanding and $0.7 billion of secured indebtedness outstanding.
The use of debt could have significant consequences on our future operations, including:
•making it more difficult for us to meet our payment and other obligations under the notes and our other outstanding debt;
•resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;
•reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
•subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our credit facility; and
•limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our credit facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including any notes sold, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the notes and our other debt.
A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us or the notes, if any, could cause the liquidity or market value of the notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor the agents undertake any obligation to maintain the ratings or to advise holders of notes of any changes in ratings.
The notes are expected to be rated by Standard & Poor's Ratings Services, or “S&P,” and Moody’s Investor Service, or “Moody’s.” There can be no assurance that their rating will remain for any given period of time or that such rating will not be lowered or withdrawn entirely by S&P or Moody’s if in their respective judgment future circumstances relating to the basis of the rating, such as adverse changes in our company, so warrant.
An increase in market interest rates could result in a decrease in the market value of the notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase notes bearing interest at fixed rates of interest and market interest rates increase, the market values of those notes may decline. The same is true of variable or floating rate debt securities; however, the variable or floating rate may, to a degree, mitigate the impact of changes in market interest rates on the value of such debt securities.
The Company and its noteholders may be subject to a greater risk of rising interest rates due to the current period of rising interest rates and high inflation. The Federal Reserve has aggressively begun to raise interest rates, which is likely to drive down the prices of income- or dividend-paying securities such as the notes and the securities in which the Company invests. The risk that interest rates may continue to rise is pronounced.We cannot predict the future level of market interest rates.
The notes will be effectively subordinated to any existing and future secured indebtedness and structurally subordinated to existing and future liabilities and other indebtedness of our subsidiaries.
The notes are our general, senior unsecured obligations and rank equally in right of payment with all of our existing and future senior unsecured indebtedness, including without limitation, our Unsecured Notes. As a result, the notes are effectively subordinated to our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness and structurally subordinated to any existing and future liabilities and other indebtedness of our subsidiaries. Effective subordination means that in any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors. Structural subordination means that creditors of a parent entity are subordinate to creditors of a subsidiary entity with respect to the subsidiary’s assets. These liabilities may include indebtedness, trade payables, guarantees, lease obligations and letter of credit obligations. The notes do not restrict us or our subsidiaries from incurring indebtedness, including senior secured indebtedness in the future, nor do they limit the amount of indebtedness we can issue that is equal in right of payment to the notes. As of February 8, 2023, we had $744.7 million borrowings under our credit facility. Our credit facility is secured by certain of our assets and the indebtedness thereunder is therefore effectively senior to the notes to the extent of the value of such assets.
Certain of our Unsecured Notes will be due prior to the respective maturities of the notes. We do not currently know whether we will be able to replace any such notes upon their respective maturities, or if we do, whether we will be able to do so on terms that are as favorable as such notes. In the event that we are not able to replace such notes at the time of their respective maturities, this could have a material adverse effect on our liquidity and ability to fund new investments, our ability to make distributions to our stockholders, our ability to repay the notes and our ability to qualify as a regulated investment company, or “RIC.”
The indenture and supplemental indentures under which the notes will be issued will contain limited protection for holders of the notes.
The indenture and supplemental indentures (collectively, the “indenture”) under which the notes will be issued offer limited protection to holders of the notes. The terms of the indenture and the notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the notes. In particular, the terms of the indenture and the notes will not place any restrictions on our or our subsidiaries’ ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(1) of the 1940 Act or any successor provisions;
•pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the notes;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•enter into transactions with affiliates;
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•make investments; or
•create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
In addition, the indenture will not require us to offer to purchase the notes in connection with a change of control or any other event.
Furthermore, the terms of the indenture and the notes do not protect holders of the notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity other than certain limited restrictions on dividends and certain board structures or default provisions mandated by the 1940 Act.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the notes may have important consequences for you as a holder of the notes, including making it more difficult for us to satisfy our obligations with respect to the notes or negatively affecting the trading value of the notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the notes.
We may be subject to certain corporate-level taxes which could adversely affect our cash flow and consequently adversely affect our ability to make payments on the notes.
We may be subject to certain corporate-level taxes regardless of whether we continue to qualify as a RIC. Additionally, should we fail to qualify as a RIC, we would be subject to corporate-level taxes on all of our taxable income. The imposition of corporate-level taxes could adversely affect our cash flow and consequently adversely affect our ability to make payments on the notes.
We may choose to redeem notes when prevailing interest rates are relatively low.
If your notes will be redeemable at our option, we may choose to redeem your notes from time to time, especially when prevailing interest rates are lower than the rate borne by the notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the notes being redeemed. Our redemption right also may adversely impact your ability to sell your notes as the optional redemption date or period approaches.
Survivor’s Option may be limited in amount.
We will have a discretionary right to limit the aggregate principal amount of notes subject to the Survivor’s Option that may be exercised in any calendar year to an amount equal to the greater of $2.0 million or 2% of the outstanding principal amount of all notes outstanding as of the end of the most recent calendar year. We also have the discretionary right to limit to $250,000 in any calendar year the aggregate principal amount of notes subject to the Survivor’s Option that may be exercised in such calendar year on behalf of any individual deceased beneficial owner of notes. Accordingly, no assurance can be given that exercise of the Survivor’s Option for the desired amount will be permitted in any single calendar year.
We cannot assure that a trading market for your notes will ever develop or be maintained.
In evaluating the notes, you should assume that you will be holding the notes until their stated maturity. The notes are a new issue of securities. We cannot assure you that a trading market for your notes will ever develop, be liquid or be maintained.
Many factors independent of our creditworthiness affect the trading market for and market value of your notes. Those factors include, without limitation:
•the method of calculating the principal and interest for the notes;
•the time remaining to the stated maturity of the notes;
•the outstanding amount of the notes;
•the redemption or repayment features of the notes; and
•the level, direction and volatility of interest rates generally.
There may be a limited number of buyers when you decide to sell your notes. This may affect the price you receive for your notes or your ability to sell your notes at all.
Your investment in the floating rate notes will involve certain risks not associated with an investment in conventional debt securities. You should consider carefully the following discussion of risks before you decide that an investment in the floating rate notes is suitable for you.
Floating rate notes present different investment considerations than fixed rate notes. For notes with only floating rates, the rate of interest paid by us on the notes for each applicable interest period is not fixed, but will vary depending on the Secured Overnight Financing Rate (“SOFR”), and accordingly could be substantially less than the rates of interest we would pay on fixed rate notes of the same maturity. Additionally, the notes may change the interest rate or interest rate formula in relation to SOFR at one or more points during the term of such notes (often referred to as a “step up” feature) or may switch from floating to fixed rate or from a fixed to a floating rate during the term of the notes. Consequently, the return on the notes may be less than returns otherwise payable on fixed rate debt securities issued by us with similar maturities whose interest rates cannot change. The variable interest rate on the notes, while determined, in part, by reference to SOFR may not actually pay at such rates. Furthermore, we have no control over any fluctuations in SOFR.
If the relevant pricing supplement specifies a maximum rate, the interest rate for any interest period will be limited by the maximum rate. The maximum rate will limit the amount of interest you may receive for each such interest period, even if the fixed or floating rate component, as adjusted by any spread factor, if applicable, and/or a spread, if applicable, would have otherwise resulted in an interest rate greater than the maximum rate. As a result, if the interest rate for any interest period without taking into consideration the maximum rate would have been greater than the maximum rate, the notes will provide you less interest income than an investment in a similar instrument that is not subject to a maximum interest rate.
Our most recent NAV was calculated on December 31, 2022 and our NAV when calculated effective March 31, 2023 and thereafter may be higher or lower.
Our NAV per share is $9.94 as of December 31, 2022. NAV per share as of March 31, 2023 may be higher or lower than $9.94 based on potential changes in valuations, issuances of securities, repurchases of securities, dividends paid and earnings for the quarter then ended. Our Board of Directors has not yet determined the fair value of portfolio investments at any date subsequent to December 31, 2022. Our Board of Directors determines the fair value of our portfolio investments on a quarterly basis in connection with the preparation of quarterly financial statements and based on input from independent valuation firms, the Investment Adviser, the Administrator and the Audit Committee of our Board of Directors.
In addition to regulatory restrictions that restrict our ability to raise capital, our credit facility contains various covenants which, if not complied with, could accelerate repayment under the facility, thereby materially and adversely affecting our liquidity, financial condition and results of operations.
The agreement governing our credit facility requires us to comply with certain financial and operational covenants. These covenants include:
•restrictions on the level of indebtedness that we are permitted to incur in relation to the value of our assets;
•restrictions on our ability to incur liens; and
•maintenance of a minimum level of stockholders’ equity.

As of February 8, 2023, we were in compliance with these covenants. However, our continued compliance with these covenants depends on many factors, some of which are beyond our control. Accordingly, there are no assurances that we will continue to comply with the covenants in our credit facility. Failure to comply with these covenants would result in a default under this facility which, if we were unable to obtain a waiver from the lenders thereunder, could result in an acceleration of repayments under the facility and thereby have a material adverse impact on our business, financial condition and results of operations.
Risks Relating To Floating Rate Notes Based On SOFR
Floating rate notes based on SOFR, Compounded SOFR and Term SOFR carry the following additional risks:

The composition and characteristics of the SOFR are not the same as the London Inter-Bank Offered Rate (“LIBOR”).

On June 22, 2017, the Alternative Reference Rates Committee (the “ARRC”) convened by the Federal Reserve and the Federal Reserve Bank of New York identified SOFR as the rate that, in the consensus view of the ARRC, represented best practice for use in certain new U.S. dollar derivatives and other financial contracts. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities, and has been published by the Federal Reserve Bank of New York since April 2018. The Federal Reserve Bank of New York has also been publishing historical indicative Secured Overnight Financing Rates from 2014. Investors should not rely on any historical changes or trends in SOFR as an indicator of future changes in SOFR.

The composition and characteristics of SOFR are not the same as those of LIBOR, and SOFR is fundamentally different from LIBOR for two key reasons. First, SOFR is a secured rate, while LIBOR is an unsecured rate. Second, SOFR is an overnight rate, while LIBOR is a forward-looking rate that represents interbank funding over different maturities (e.g., three months). As a result, there can be no assurance that SOFR (including Compounded SOFR and Term SOFR) will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, market volatility or global or regional economic, financial, political, regulatory, judicial or other events.

Floating rate notes have risks that conventional fixed rate notes do not.

Because the interest rate of floating rate notes may be based upon the Compounded SOFR, SOFR or Term SOFR, there will be significant risks not associated with conventional fixed rate notes. These risks include fluctuation of the interest rates and the possibility that you will receive a lower amount of interest in the future as a result of such fluctuations. We have no control over various matters that are important in determining the existence, magnitude and longevity of these risks, including economic, financial and political events.

Reform of SOFR and the regulation or discontinuation of this and other “benchmarks” may adversely affect the value of and return on any notes based on or linked to a “benchmark.”

SOFR and other indices which are deemed “benchmarks” have been the subject of recent national, international, and other regulatory guidance and reform. These reforms may cause such benchmarks to perform differently than in the past, or to be discontinued, or have other consequences which cannot be predicted. Any such consequence could have a material adverse effect on the value of and return on any notes based on or linked to a “benchmark.”

Any of the international, national or other proposals for reform or the general increased regulatory scrutiny of “benchmarks” could increase the costs and risks of administering or otherwise participating in the setting of a “benchmark” and complying with any such regulations or requirements. Such factors may have the effect of discouraging market participants from continuing to administer or participate in certain “benchmarks,” trigger changes in the rules or methodologies used in certain “benchmarks,” or lead to the disappearance of certain “benchmarks.”

Any consequential changes to SOFR or any other “benchmark” as a result of United States or other international, national, or other proposals for reform or other initiatives or investigations, or any further uncertainty in relation to the timing and manner of implementation of such changes could have a material adverse effect on the trading market for, value of and return on any notes based on or linked to such “benchmark.”

SOFR has a limited history, and the future performance of SOFR cannot be predicted based on historical performance; SOFR may also be modified or discontinued.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked notes.

SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor), as administrator of SOFR, may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.

Term SOFR has a limited history, and the future performance of Term SOFR cannot be predicted based on historical performance; Term SOFR may also be modified or discontinued.

The publication of Term SOFR began in April 2021, and, therefore, it has a very limited history. In addition, the future performance of Term SOFR cannot be predicted based on its limited historical performance. Future levels of Term SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to Term SOFR, such as correlations, may change in the future. Because only limited historical data has been released by CME Group Benchmark Administration Limited, as administrator of Term SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of Term SOFR is impossible to predict and therefore no future performance of Term SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of Term SOFR or any Term SOFR-linked notes.

Term SOFR is a relatively new rate, and CME Group Benchmark Administration Limited (or a successor), as administrator of Term SOFR, may make methodological or other changes that could change the value of Term SOFR, including changes related to the methods by which Term SOFR is calculated, eligibility criteria applicable to the transactions used to calculate Term SOFR, or the averages or periods used to report Term SOFR. If the manner in which Term SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on Term SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of Term SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of Term SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing Term SOFR.

The interest rate on Compounded SOFR notes is based on Compounded SOFR and the SOFR Index, both of which are relatively new in the marketplace.

For each interest period, the interest rate on Compounded SOFR notes is based on Compounded SOFR, which is calculated according to the specific formula described under “Description of the Notes—Interest Rates—Floating Rate Notes—Compounded SOFR” using the SOFR Index, as defined under “Description of the Notes—Interest Rates— Floating Rate Notes—Compounded SOFR” published by the New York Federal Reserve, and not by using SOFR published on or in respect of a particular date during such interest period or an arithmetic average of SOFR during such period. For this and other reasons, the interest rate on Compounded SOFR notes during any interest period will not necessarily be the same as the interest rate on other SOFR-linked investments that use an alternative basis to determine the applicable interest rate. Further, if SOFR in respect of a particular date during an interest period is negative, its contribution to the SOFR Index will be less than one, resulting in a reduction to Compounded SOFR used to calculate the interest payable on Compounded SOFR notes for such period.

In addition, the New York Federal Reserve only began publishing the SOFR Index on March 2, 2020. Accordingly, the use of the SOFR Index or the specific formula for Compounded SOFR used in Compounded SOFR notes may not be widely adopted by other market participants, if at all. You should carefully review the specific formula for Compounded SOFR used in Compounded SOFR notes before making an investment in Compounded SOFR notes. If the market adopts a different calculation method than used in any Compounded SOFR notes, that would likely adversely affect the market value of Compounded SOFR notes.

Any failure of SOFR to gain market acceptance could adversely affect the SOFR, Compounded SOFR and Term SOFR notes.
According to the ARRC, SOFR was developed for use in certain U.S. dollar derivatives and other financial contracts as an alternative to USD LIBOR in part because it is considered a good representation of general funding conditions in the overnight U.S. Treasury repurchase agreement market. However, as a rate based on transactions secured by U.S. Treasury securities, it does not measure bank-specific credit risk and, as a result, is less likely to correlate with the unsecured short-term funding costs of banks. This may mean that market participants would not consider SOFR a suitable substitute, replacement or successor for all of the purposes for which USD LIBOR historically has been used (including, without limitation, as a representation of the unsecured short-term funding costs of banks), which may, in turn, lessen market acceptance of SOFR. Any failure of SOFR to gain market acceptance could adversely affect the return on and value of the SOFR, Compounded SOFR and Term SOFR notes and the price at which investors can sell the SOFR, Compounded SOFR and Term SOFR notes in the secondary market.

Very limited market precedent exists for securities that use SOFR as the interest rate and the method for calculating an interest rate based upon SOFR in those precedents varies. In addition, if SOFR does not become widely used as a benchmark in securities that are similar or comparable to the floating rate notes, the trading price of the floating rate notes may be lower than those of securities that are linked to rates that are more widely used. Similarly, market terms for floating rate debt securities linked to SOFR, such as the spread over the base rate reflected in interest rate provisions or the manner of compounding the base rate, may evolve over time, and trading prices of the floating rate notes may be lower than those of later-issued SOFR-based debt securities as a result. Investors in the floating rate notes may not be able to sell the floating rate notes at all or may not be able to sell the floating rate notes at prices that will provide them with a return comparable to similar investments that have a developed secondary market, and may consequently suffer from increased pricing volatility and market risk.

The SOFR Index may be modified or discontinued and Compounded SOFR notes may bear interest by reference to a rate other than Compounded SOFR, which could adversely affect the value of Compounded SOFR notes.

The SOFR Index is published by the New York Federal Reserve based on data received by it from sources other than us, and we have no control over its methods of calculation, publication schedule, rate revision practices or availability of the SOFR Index at any time. There can be no guarantee, particularly given its relatively recent introduction, that the SOFR Index will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of investors in Compounded SOFR notes. If the manner in which the SOFR Index is calculated, including the manner in which SOFR is calculated, is changed, that change may result in a reduction in the amount of interest payable on Compounded SOFR notes and the trading prices of such notes. In addition, the New York Federal Reserve may withdraw, modify or amend the published SOFR Index or SOFR data in its sole discretion and without notice. With respect to any Compounded SOFR notes, the interest rate for any interest period will not be adjusted for any modifications or amendments to the SOFR Index or SOFR data that the New York Federal Reserve may publish after the interest rate for that interest period has been determined.

Interest on Compounded SOFR notes, SOFR notes and Term SOFR notes will be calculated using a reference rate other than the applicable benchmark if a Benchmark Transition Event and related Benchmark Replacement Date occur.

If we or our designee determines that a Benchmark Transition Event and related Benchmark Replacement Date have occurred with respect to Compounded SOFR, SOFR or Term SOFR then a Benchmark Replacement will be determined in accordance with the benchmark transition provisions described below under “Description of Notes—Interest Rates— Floating Rate Notes—Compounded SOFR,” “Description of Notes—Interest Rates— Floating Rate Notes—SOFR,” and “Description of Notes—Interest Rates— Floating Rate Notes—Term SOFR,” respectively. After such an event, interest on such notes will no longer be determined by reference to Compounded SOFR, SOFR or Term SOFR, but instead be determined by reference to the applicable Benchmark Replacement.

The selection of a Benchmark Replacement, and any decisions, determinations or elections made by us or our designee in connection with implementing a Benchmark Replacement with respect to Compounded SOFR notes, SOFR notes or Term SOFR notes in accordance with the benchmark transition provisions, including with respect to Benchmark Replacement Conforming Changes, could adversely affect the rate of interest on such notes, which could adversely affect the return on, value of and market for the notes. Further, there is no assurance that the characteristics of any Benchmark Replacement will be similar to Compounded SOFR, SOFR or Term SOFR, or that any Benchmark Replacement will produce the economic equivalent of Compounded SOFR, SOFR or Term SOFR as a reference rate for interest on such notes.

SOFR and Term SOFR may be more volatile than other benchmark or market rates.

Since the initial publication of SOFR and Term SOFR, daily changes in the rates have, on occasion, been more volatile than daily changes in other benchmark or market rates, such as USD LIBOR, during corresponding periods. In addition, although changes in Term SOFR, Compounded SOFR and simple average SOFR generally are not expected to be as volatile as changes in daily levels of SOFR, the return on, value of and market for the SOFR notes may fluctuate more than floating rate debt securities with interest rates based on less volatile rates. In addition, the volatility of SOFR has reflected the underlying volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has at times conducted operations in the overnight U.S. Treasury repo market in order to help maintain the federal funds rate within a target range. There can be no assurance that the Federal Reserve Bank of New York will continue to conduct such operations in the future, and the duration and extent of any such operations is inherently uncertain. The effect of any such operations, or of the cessation of such operations to the extent they are commenced, is uncertain and could be materially adverse to investors in the floating rate notes.

Interest payments due on a series of Compounded SOFR notes will be determined only at the end of the relevant interest period.

Interest payments due on a series of Compounded SOFR notes s will be determined only at the end of the relevant interest period. Therefore, holders of any series of Compounded SOFR may not know the amount of interest payable with respect to each interest period until shortly prior to the related interest payment date, and it may be difficult for investors in such Compounded SOFR notes to estimate reliably the amounts of interest that will be payable on each such interest payment date at the beginning of or during the relevant interest period. In addition, some investors may be unwilling or unable to trade such Compounded SOFR notes without changes to their information technology systems, both of which could adversely impact the liquidity and trading price of any series of Compounded SOFR notes.

The Benchmark Replacements are uncertain and may not be a suitable replacement for Compounded SOFR, SOFR or Term SOFR.

The terms of the Compounded SOFR notes, SOFR notes or Term SOFR notes provide for a “waterfall” of alternative rates to be used to determine the rate of interest on such notes if a Benchmark Transition Event and related Benchmark Replacement Date occur. If each alternative rate referenced in the definition of “Benchmark Replacement” is unavailable or indeterminable, we or our designee will determine the Benchmark Replacement that will apply to the Compounded SOFR notes, SOFR notes or Term SOFR notes. The substitution of a Benchmark Replacement may adversely affect the value of and return on these notes.

In addition, the benchmark transition provisions provide for a Benchmark Replacement Adjustment to be added to the Unadjusted Benchmark Replacement in order to make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. However, such adjustment will not necessarily make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. In particular, as the Benchmark Replacement Adjustment may be a one-time adjustment, such adjustment above the applicable Unadjusted Benchmark Replacement may not respond to changes in unsecured bank credit risk or other market conditions on a periodic basis.

The rate of interest on the Compounded SOFR notes, SOFR notes or Term SOFR notes may be determined by reference to a Benchmark Replacement even if the applicable benchmark continues to be published.

If a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to Compounded SOFR, SOFR or Term SOFR, the rate of interest on the Compounded SOFR, SOFR or Term SOFR notes will thereafter be determined by reference to the applicable Benchmark Replacement. In each case, a Benchmark Transition Event includes, among other things, a public statement or publication of information by the regulatory supervisor for the administrator of the benchmark announcing that the benchmark is no longer representative. The rate of interest on those notes may therefore cease to be determined by reference to the benchmark and instead be determined by reference to the Benchmark Replacement, even if the benchmark continues to be published. Such rate may be lower than the benchmark for so long as the benchmark continues to be published, and the value of and return on the Compounded SOFR, SOFR or Term SOFR notes may be adversely affected.

We or our designee will make determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR notes that could affect the value of and return on those notes.

We or our designee will make certain determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR as further described above under “Description of Notes” that may adversely affect the value of and return on those notes. In particular, if a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to the Compounded SOFR notes, SOFR notes or Term SOFR, the applicable Benchmark Replacement and Benchmark Replacement Adjustment will be determined in accordance with the benchmark transition provisions described under “Description of Notes
—Interest Rates—Floating Rate Notes—Compounded SOFR—Effect of Benchmark Transition Event”, “Description of Notes—Interest Rates—Floating Rate Notes—SOFR—Effect of Benchmark Transition Event,” or “Description of Notes—Interest Rates—Floating Rate Notes—Term SOFR—Effect of Benchmark Transition Event respectively, and we or our designee can make Benchmark Replacement Conforming Changes in connection with the implementation of the applicable Benchmark Replacement. Moreover, certain determinations may require the exercise of discretion and the making of subjective judgments, such as with respect to the Benchmark Replacement or the occurrence or non-occurrence of a Benchmark Transition Event and any Benchmark Replacement Conforming Changes. Any determination, decision or election that may be made by us or our designee pursuant to the benchmark transition provisions will, if made by us, be made in our sole discretion and, in each case, will become effective without consent from the holders of those notes or any other party. All determinations by us or our designee will be conclusive for all purposes and binding on us and holders of the Compounded SOFR notes, SOFR notes or Term SOFR absent manifest error. In making these potentially subjective determinations, we or our designee, may have economic interests that are adverse to your interests, and such determinations may adversely affect the value of and return on the notes. Because the continuation of Compounded SOFR, SOFR or Term SOFR on the current basis cannot and will not be guaranteed, and because the applicable Benchmark Replacement is uncertain, we or our designee are likely to exercise more discretion in respect of calculating interest payable on Compounded SOFR notes, SOFR notes or Term SOFR than would be the case in the absence of a Benchmark Transition Event and related Benchmark Replacement Date.
Indebtedness Could Adversely Affect Business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our amount of debt outstanding will increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the notes and our other debt.
As of February 8, 2023, together with our subsidiaries, we had approximately $1.9 billion of unsecured senior indebtedness outstanding and $0.7 billion of secured indebtedness outstanding.
The use of debt could have significant consequences on our future operations, including:
•making it more difficult for us to meet our payment and other obligations under the notes and our other outstanding debt;
•resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;
•reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
•subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our credit facility; and
•limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the notes and our other debt.
Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our credit facility or otherwise, in an amount sufficient to enable us to meet our payment obligations under the notes and our other debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including any notes sold, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the notes and our other debt.

Downgrade, Suspension or Withdrawal of Rating by Rating Agency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A downgrade, suspension or withdrawal of the rating assigned by a rating agency to us or the notes, if any, could cause the liquidity or market value of the notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor the agents undertake any obligation to maintain the ratings or to advise holders of notes of any changes in ratings.
The notes are expected to be rated by Standard & Poor's Ratings Services, or “S&P,” and Moody’s Investor Service, or “Moody’s.” There can be no assurance that their rating will remain for any given period of time or that such rating will not be lowered or withdrawn entirely by S&P or Moody’s if in their respective judgment future circumstances relating to the basis of the rating, such as adverse changes in our company, so warrant.

Increase in Market Interest Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
An increase in market interest rates could result in a decrease in the market value of the notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase notes bearing interest at fixed rates of interest and market interest rates increase, the market values of those notes may decline. The same is true of variable or floating rate debt securities; however, the variable or floating rate may, to a degree, mitigate the impact of changes in market interest rates on the value of such debt securities.
The Company and its noteholders may be subject to a greater risk of rising interest rates due to the current period of rising interest rates and high inflation. The Federal Reserve has aggressively begun to raise interest rates, which is likely to drive down the prices of income- or dividend-paying securities such as the notes and the securities in which the Company invests. The risk that interest rates may continue to rise is pronounced.We cannot predict the future level of market interest rates.

Notes Subordinated to Existing and Future Indebtedness and Liabilities of Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The notes will be effectively subordinated to any existing and future secured indebtedness and structurally subordinated to existing and future liabilities and other indebtedness of our subsidiaries.
The notes are our general, senior unsecured obligations and rank equally in right of payment with all of our existing and future senior unsecured indebtedness, including without limitation, our Unsecured Notes. As a result, the notes are effectively subordinated to our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness and structurally subordinated to any existing and future liabilities and other indebtedness of our subsidiaries. Effective subordination means that in any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors. Structural subordination means that creditors of a parent entity are subordinate to creditors of a subsidiary entity with respect to the subsidiary’s assets. These liabilities may include indebtedness, trade payables, guarantees, lease obligations and letter of credit obligations. The notes do not restrict us or our subsidiaries from incurring indebtedness, including senior secured indebtedness in the future, nor do they limit the amount of indebtedness we can issue that is equal in right of payment to the notes. As of February 8, 2023, we had $744.7 million borrowings under our credit facility. Our credit facility is secured by certain of our assets and the indebtedness thereunder is therefore effectively senior to the notes to the extent of the value of such assets.
Certain of our Unsecured Notes will be due prior to the respective maturities of the notes. We do not currently know whether we will be able to replace any such notes upon their respective maturities, or if we do, whether we will be able to do so on terms that are as favorable as such notes. In the event that we are not able to replace such notes at the time of their respective maturities, this could have a material adverse effect on our liquidity and ability to fund new investments, our ability to make distributions to our stockholders, our ability to repay the notes and our ability to qualify as a regulated investment company, or “RIC.”

Indentures Will Contain Limited Protection [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The indenture and supplemental indentures under which the notes will be issued will contain limited protection for holders of the notes.
The indenture and supplemental indentures (collectively, the “indenture”) under which the notes will be issued offer limited protection to holders of the notes. The terms of the indenture and the notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the notes. In particular, the terms of the indenture and the notes will not place any restrictions on our or our subsidiaries’ ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a)(1) of the 1940 Act or any successor provisions;
•pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the notes;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•enter into transactions with affiliates;
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•make investments; or
•create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
In addition, the indenture will not require us to offer to purchase the notes in connection with a change of control or any other event.
Furthermore, the terms of the indenture and the notes do not protect holders of the notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity other than certain limited restrictions on dividends and certain board structures or default provisions mandated by the 1940 Act.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the notes may have important consequences for you as a holder of the notes, including making it more difficult for us to satisfy our obligations with respect to the notes or negatively affecting the trading value of the notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the notes.

Corporate-Level Taxes Could Adversely Affect Cash Flow [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be subject to certain corporate-level taxes which could adversely affect our cash flow and consequently adversely affect our ability to make payments on the notes.
We may be subject to certain corporate-level taxes regardless of whether we continue to qualify as a RIC. Additionally, should we fail to qualify as a RIC, we would be subject to corporate-level taxes on all of our taxable income. The imposition of corporate-level taxes could adversely affect our cash flow and consequently adversely affect our ability to make payments on the notes.

May Redeem Notes When Interest Rates are Low [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may choose to redeem notes when prevailing interest rates are relatively low.
If your notes will be redeemable at our option, we may choose to redeem your notes from time to time, especially when prevailing interest rates are lower than the rate borne by the notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the notes being redeemed. Our redemption right also may adversely impact your ability to sell your notes as the optional redemption date or period approaches.

Survivor's Option May Be Limited in Amount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Survivor’s Option may be limited in amount.
We will have a discretionary right to limit the aggregate principal amount of notes subject to the Survivor’s Option that may be exercised in any calendar year to an amount equal to the greater of $2.0 million or 2% of the outstanding principal amount of all notes outstanding as of the end of the most recent calendar year. We also have the discretionary right to limit to $250,000 in any calendar year the aggregate principal amount of notes subject to the Survivor’s Option that may be exercised in such calendar year on behalf of any individual deceased beneficial owner of notes. Accordingly, no assurance can be given that exercise of the Survivor’s Option for the desired amount will be permitted in any single calendar year.

Trading Market for Notes not Assured [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We cannot assure that a trading market for your notes will ever develop or be maintained.
In evaluating the notes, you should assume that you will be holding the notes until their stated maturity. The notes are a new issue of securities. We cannot assure you that a trading market for your notes will ever develop, be liquid or be maintained.
Many factors independent of our creditworthiness affect the trading market for and market value of your notes. Those factors include, without limitation:
•the method of calculating the principal and interest for the notes;
•the time remaining to the stated maturity of the notes;
•the outstanding amount of the notes;
•the redemption or repayment features of the notes; and
•the level, direction and volatility of interest rates generally.
There may be a limited number of buyers when you decide to sell your notes. This may affect the price you receive for your notes or your ability to sell your notes at all.

Investment in Floating Rate Notes Involve Certain Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Your investment in the floating rate notes will involve certain risks not associated with an investment in conventional debt securities. You should consider carefully the following discussion of risks before you decide that an investment in the floating rate notes is suitable for you.
Floating rate notes present different investment considerations than fixed rate notes. For notes with only floating rates, the rate of interest paid by us on the notes for each applicable interest period is not fixed, but will vary depending on the Secured Overnight Financing Rate (“SOFR”), and accordingly could be substantially less than the rates of interest we would pay on fixed rate notes of the same maturity. Additionally, the notes may change the interest rate or interest rate formula in relation to SOFR at one or more points during the term of such notes (often referred to as a “step up” feature) or may switch from floating to fixed rate or from a fixed to a floating rate during the term of the notes. Consequently, the return on the notes may be less than returns otherwise payable on fixed rate debt securities issued by us with similar maturities whose interest rates cannot change. The variable interest rate on the notes, while determined, in part, by reference to SOFR may not actually pay at such rates. Furthermore, we have no control over any fluctuations in SOFR.
If the relevant pricing supplement specifies a maximum rate, the interest rate for any interest period will be limited by the maximum rate. The maximum rate will limit the amount of interest you may receive for each such interest period, even if the fixed or floating rate component, as adjusted by any spread factor, if applicable, and/or a spread, if applicable, would have otherwise resulted in an interest rate greater than the maximum rate. As a result, if the interest rate for any interest period without taking into consideration the maximum rate would have been greater than the maximum rate, the notes will provide you less interest income than an investment in a similar instrument that is not subject to a maximum interest rate.

NAV Calculation may be Higher or Lower [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our most recent NAV was calculated on December 31, 2022 and our NAV when calculated effective March 31, 2023 and thereafter may be higher or lower.
Our NAV per share is $9.94 as of December 31, 2022. NAV per share as of March 31, 2023 may be higher or lower than $9.94 based on potential changes in valuations, issuances of securities, repurchases of securities, dividends paid and earnings for the quarter then ended. Our Board of Directors has not yet determined the fair value of portfolio investments at any date subsequent to December 31, 2022. Our Board of Directors determines the fair value of our portfolio investments on a quarterly basis in connection with the preparation of quarterly financial statements and based on input from independent valuation firms, the Investment Adviser, the Administrator and the Audit Committee of our Board of Directors.

Credit Facility Contains Various Covenants that Could Affect Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
In addition to regulatory restrictions that restrict our ability to raise capital, our credit facility contains various covenants which, if not complied with, could accelerate repayment under the facility, thereby materially and adversely affecting our liquidity, financial condition and results of operations.
The agreement governing our credit facility requires us to comply with certain financial and operational covenants. These covenants include:
•restrictions on the level of indebtedness that we are permitted to incur in relation to the value of our assets;
•restrictions on our ability to incur liens; and
•maintenance of a minimum level of stockholders’ equity.

As of February 8, 2023, we were in compliance with these covenants. However, our continued compliance with these covenants depends on many factors, some of which are beyond our control. Accordingly, there are no assurances that we will continue to comply with the covenants in our credit facility. Failure to comply with these covenants would result in a default under this facility which, if we were unable to obtain a waiver from the lenders thereunder, could result in an acceleration of repayments under the facility and thereby have a material adverse impact on our business, financial condition and results of operations.

SOFR Not the Same as London Inter-Bank Offered Rate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The composition and characteristics of the SOFR are not the same as the London Inter-Bank Offered Rate (“LIBOR”).

On June 22, 2017, the Alternative Reference Rates Committee (the “ARRC”) convened by the Federal Reserve and the Federal Reserve Bank of New York identified SOFR as the rate that, in the consensus view of the ARRC, represented best practice for use in certain new U.S. dollar derivatives and other financial contracts. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities, and has been published by the Federal Reserve Bank of New York since April 2018. The Federal Reserve Bank of New York has also been publishing historical indicative Secured Overnight Financing Rates from 2014. Investors should not rely on any historical changes or trends in SOFR as an indicator of future changes in SOFR.

The composition and characteristics of SOFR are not the same as those of LIBOR, and SOFR is fundamentally different from LIBOR for two key reasons. First, SOFR is a secured rate, while LIBOR is an unsecured rate. Second, SOFR is an overnight rate, while LIBOR is a forward-looking rate that represents interbank funding over different maturities (e.g., three months). As a result, there can be no assurance that SOFR (including Compounded SOFR and Term SOFR) will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, market volatility or global or regional economic, financial, political, regulatory, judicial or other events.

Floating Rate Notes Differ from Conventional Fixed Rate Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating rate notes have risks that conventional fixed rate notes do not.

Because the interest rate of floating rate notes may be based upon the Compounded SOFR, SOFR or Term SOFR, there will be significant risks not associated with conventional fixed rate notes. These risks include fluctuation of the interest rates and the possibility that you will receive a lower amount of interest in the future as a result of such fluctuations. We have no control over various matters that are important in determining the existence, magnitude and longevity of these risks, including economic, financial and political events.

Reform of SOFR may Adversely Affect Value of Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reform of SOFR and the regulation or discontinuation of this and other “benchmarks” may adversely affect the value of and return on any notes based on or linked to a “benchmark.”

SOFR and other indices which are deemed “benchmarks” have been the subject of recent national, international, and other regulatory guidance and reform. These reforms may cause such benchmarks to perform differently than in the past, or to be discontinued, or have other consequences which cannot be predicted. Any such consequence could have a material adverse effect on the value of and return on any notes based on or linked to a “benchmark.”

Any of the international, national or other proposals for reform or the general increased regulatory scrutiny of “benchmarks” could increase the costs and risks of administering or otherwise participating in the setting of a “benchmark” and complying with any such regulations or requirements. Such factors may have the effect of discouraging market participants from continuing to administer or participate in certain “benchmarks,” trigger changes in the rules or methodologies used in certain “benchmarks,” or lead to the disappearance of certain “benchmarks.”

Any consequential changes to SOFR or any other “benchmark” as a result of United States or other international, national, or other proposals for reform or other initiatives or investigations, or any further uncertainty in relation to the timing and manner of implementation of such changes could have a material adverse effect on the trading market for, value of and return on any notes based on or linked to such “benchmark.”

SOFR Future Performance Cannot be Predicted Based on Historical [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR has a limited history, and the future performance of SOFR cannot be predicted based on historical performance; SOFR may also be modified or discontinued.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked notes.

SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor), as administrator of SOFR, may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.

Term SOFR Performance Cannot be Predicted Based on Historical [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Term SOFR has a limited history, and the future performance of Term SOFR cannot be predicted based on historical performance; Term SOFR may also be modified or discontinued.

The publication of Term SOFR began in April 2021, and, therefore, it has a very limited history. In addition, the future performance of Term SOFR cannot be predicted based on its limited historical performance. Future levels of Term SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to Term SOFR, such as correlations, may change in the future. Because only limited historical data has been released by CME Group Benchmark Administration Limited, as administrator of Term SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of Term SOFR is impossible to predict and therefore no future performance of Term SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of Term SOFR or any Term SOFR-linked notes.

Term SOFR is a relatively new rate, and CME Group Benchmark Administration Limited (or a successor), as administrator of Term SOFR, may make methodological or other changes that could change the value of Term SOFR, including changes related to the methods by which Term SOFR is calculated, eligibility criteria applicable to the transactions used to calculate Term SOFR, or the averages or periods used to report Term SOFR. If the manner in which Term SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on Term SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of Term SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of Term SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing Term SOFR.

Compunded SOFR Notes Interest Rate Based on Compounded SOFR and SOFR Index [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The interest rate on Compounded SOFR notes is based on Compounded SOFR and the SOFR Index, both of which are relatively new in the marketplace.

For each interest period, the interest rate on Compounded SOFR notes is based on Compounded SOFR, which is calculated according to the specific formula described under “Description of the Notes—Interest Rates—Floating Rate Notes—Compounded SOFR” using the SOFR Index, as defined under “Description of the Notes—Interest Rates— Floating Rate Notes—Compounded SOFR” published by the New York Federal Reserve, and not by using SOFR published on or in respect of a particular date during such interest period or an arithmetic average of SOFR during such period. For this and other reasons, the interest rate on Compounded SOFR notes during any interest period will not necessarily be the same as the interest rate on other SOFR-linked investments that use an alternative basis to determine the applicable interest rate. Further, if SOFR in respect of a particular date during an interest period is negative, its contribution to the SOFR Index will be less than one, resulting in a reduction to Compounded SOFR used to calculate the interest payable on Compounded SOFR notes for such period.

In addition, the New York Federal Reserve only began publishing the SOFR Index on March 2, 2020. Accordingly, the use of the SOFR Index or the specific formula for Compounded SOFR used in Compounded SOFR notes may not be widely adopted by other market participants, if at all. You should carefully review the specific formula for Compounded SOFR used in Compounded SOFR notes before making an investment in Compounded SOFR notes. If the market adopts a different calculation method than used in any Compounded SOFR notes, that would likely adversely affect the market value of Compounded SOFR notes.

Failure of SOFR to Gain Market Acceptance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Any failure of SOFR to gain market acceptance could adversely affect the SOFR, Compounded SOFR and Term SOFR notes.
According to the ARRC, SOFR was developed for use in certain U.S. dollar derivatives and other financial contracts as an alternative to USD LIBOR in part because it is considered a good representation of general funding conditions in the overnight U.S. Treasury repurchase agreement market. However, as a rate based on transactions secured by U.S. Treasury securities, it does not measure bank-specific credit risk and, as a result, is less likely to correlate with the unsecured short-term funding costs of banks. This may mean that market participants would not consider SOFR a suitable substitute, replacement or successor for all of the purposes for which USD LIBOR historically has been used (including, without limitation, as a representation of the unsecured short-term funding costs of banks), which may, in turn, lessen market acceptance of SOFR. Any failure of SOFR to gain market acceptance could adversely affect the return on and value of the SOFR, Compounded SOFR and Term SOFR notes and the price at which investors can sell the SOFR, Compounded SOFR and Term SOFR notes in the secondary market.

Very limited market precedent exists for securities that use SOFR as the interest rate and the method for calculating an interest rate based upon SOFR in those precedents varies. In addition, if SOFR does not become widely used as a benchmark in securities that are similar or comparable to the floating rate notes, the trading price of the floating rate notes may be lower than those of securities that are linked to rates that are more widely used. Similarly, market terms for floating rate debt securities linked to SOFR, such as the spread over the base rate reflected in interest rate provisions or the manner of compounding the base rate, may evolve over time, and trading prices of the floating rate notes may be lower than those of later-issued SOFR-based debt securities as a result. Investors in the floating rate notes may not be able to sell the floating rate notes at all or may not be able to sell the floating rate notes at prices that will provide them with a return comparable to similar investments that have a developed secondary market, and may consequently suffer from increased pricing volatility and market risk.

SOFR Index May be Modified or Discontinued [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The SOFR Index may be modified or discontinued and Compounded SOFR notes may bear interest by reference to a rate other than Compounded SOFR, which could adversely affect the value of Compounded SOFR notes.

The SOFR Index is published by the New York Federal Reserve based on data received by it from sources other than us, and we have no control over its methods of calculation, publication schedule, rate revision practices or availability of the SOFR Index at any time. There can be no guarantee, particularly given its relatively recent introduction, that the SOFR Index will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of investors in Compounded SOFR notes. If the manner in which the SOFR Index is calculated, including the manner in which SOFR is calculated, is changed, that change may result in a reduction in the amount of interest payable on Compounded SOFR notes and the trading prices of such notes. In addition, the New York Federal Reserve may withdraw, modify or amend the published SOFR Index or SOFR data in its sole discretion and without notice. With respect to any Compounded SOFR notes, the interest rate for any interest period will not be adjusted for any modifications or amendments to the SOFR Index or SOFR data that the New York Federal Reserve may publish after the interest rate for that interest period has been determined.

Interest on Compounded SOFR Notes Calculation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest on Compounded SOFR notes, SOFR notes and Term SOFR notes will be calculated using a reference rate other than the applicable benchmark if a Benchmark Transition Event and related Benchmark Replacement Date occur.

If we or our designee determines that a Benchmark Transition Event and related Benchmark Replacement Date have occurred with respect to Compounded SOFR, SOFR or Term SOFR then a Benchmark Replacement will be determined in accordance with the benchmark transition provisions described below under “Description of Notes—Interest Rates— Floating Rate Notes—Compounded SOFR,” “Description of Notes—Interest Rates— Floating Rate Notes—SOFR,” and “Description of Notes—Interest Rates— Floating Rate Notes—Term SOFR,” respectively. After such an event, interest on such notes will no longer be determined by reference to Compounded SOFR, SOFR or Term SOFR, but instead be determined by reference to the applicable Benchmark Replacement.

The selection of a Benchmark Replacement, and any decisions, determinations or elections made by us or our designee in connection with implementing a Benchmark Replacement with respect to Compounded SOFR notes, SOFR notes or Term SOFR notes in accordance with the benchmark transition provisions, including with respect to Benchmark Replacement Conforming Changes, could adversely affect the rate of interest on such notes, which could adversely affect the return on, value of and market for the notes. Further, there is no assurance that the characteristics of any Benchmark Replacement will be similar to Compounded SOFR, SOFR or Term SOFR, or that any Benchmark Replacement will produce the economic equivalent of Compounded SOFR, SOFR or Term SOFR as a reference rate for interest on such notes.

SOFR and Term SOFR Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR and Term SOFR may be more volatile than other benchmark or market rates.

Since the initial publication of SOFR and Term SOFR, daily changes in the rates have, on occasion, been more volatile than daily changes in other benchmark or market rates, such as USD LIBOR, during corresponding periods. In addition, although changes in Term SOFR, Compounded SOFR and simple average SOFR generally are not expected to be as volatile as changes in daily levels of SOFR, the return on, value of and market for the SOFR notes may fluctuate more than floating rate debt securities with interest rates based on less volatile rates. In addition, the volatility of SOFR has reflected the underlying volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has at times conducted operations in the overnight U.S. Treasury repo market in order to help maintain the federal funds rate within a target range. There can be no assurance that the Federal Reserve Bank of New York will continue to conduct such operations in the future, and the duration and extent of any such operations is inherently uncertain. The effect of any such operations, or of the cessation of such operations to the extent they are commenced, is uncertain and could be materially adverse to investors in the floating rate notes.
Interest Payments Due on Compounded SOFR Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest payments due on a series of Compounded SOFR notes will be determined only at the end of the relevant interest period.

Interest payments due on a series of Compounded SOFR notes s will be determined only at the end of the relevant interest period. Therefore, holders of any series of Compounded SOFR may not know the amount of interest payable with respect to each interest period until shortly prior to the related interest payment date, and it may be difficult for investors in such Compounded SOFR notes to estimate reliably the amounts of interest that will be payable on each such interest payment date at the beginning of or during the relevant interest period. In addition, some investors may be unwilling or unable to trade such Compounded SOFR notes without changes to their information technology systems, both of which could adversely impact the liquidity and trading price of any series of Compounded SOFR notes.

Benchmark Replacements Uncertain [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Benchmark Replacements are uncertain and may not be a suitable replacement for Compounded SOFR, SOFR or Term SOFR.

The terms of the Compounded SOFR notes, SOFR notes or Term SOFR notes provide for a “waterfall” of alternative rates to be used to determine the rate of interest on such notes if a Benchmark Transition Event and related Benchmark Replacement Date occur. If each alternative rate referenced in the definition of “Benchmark Replacement” is unavailable or indeterminable, we or our designee will determine the Benchmark Replacement that will apply to the Compounded SOFR notes, SOFR notes or Term SOFR notes. The substitution of a Benchmark Replacement may adversely affect the value of and return on these notes.

In addition, the benchmark transition provisions provide for a Benchmark Replacement Adjustment to be added to the Unadjusted Benchmark Replacement in order to make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. However, such adjustment will not necessarily make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. In particular, as the Benchmark Replacement Adjustment may be a one-time adjustment, such adjustment above the applicable Unadjusted Benchmark Replacement may not respond to changes in unsecured bank credit risk or other market conditions on a periodic basis.

Interest Rates on SOFR Notes may not be Determined by Benchmark Replacement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The rate of interest on the Compounded SOFR notes, SOFR notes or Term SOFR notes may be determined by reference to a Benchmark Replacement even if the applicable benchmark continues to be published.

If a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to Compounded SOFR, SOFR or Term SOFR, the rate of interest on the Compounded SOFR, SOFR or Term SOFR notes will thereafter be determined by reference to the applicable Benchmark Replacement. In each case, a Benchmark Transition Event includes, among other things, a public statement or publication of information by the regulatory supervisor for the administrator of the benchmark announcing that the benchmark is no longer representative. The rate of interest on those notes may therefore cease to be determined by reference to the benchmark and instead be determined by reference to the Benchmark Replacement, even if the benchmark continues to be published. Such rate may be lower than the benchmark for so long as the benchmark continues to be published, and the value of and return on the Compounded SOFR, SOFR or Term SOFR notes may be adversely affected.

Determinations with Respect to SOFR Notes and Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We or our designee will make determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR notes that could affect the value of and return on those notes.

We or our designee will make certain determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR as further described above under “Description of Notes” that may adversely affect the value of and return on those notes. In particular, if a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to the Compounded SOFR notes, SOFR notes or Term SOFR, the applicable Benchmark Replacement and Benchmark Replacement Adjustment will be determined in accordance with the benchmark transition provisions described under “Description of Notes
—Interest Rates—Floating Rate Notes—Compounded SOFR—Effect of Benchmark Transition Event”, “Description of Notes—Interest Rates—Floating Rate Notes—SOFR—Effect of Benchmark Transition Event,” or “Description of Notes—Interest Rates—Floating Rate Notes—Term SOFR—Effect of Benchmark Transition Event respectively, and we or our designee can make Benchmark Replacement Conforming Changes in connection with the implementation of the applicable Benchmark Replacement. Moreover, certain determinations may require the exercise of discretion and the making of subjective judgments, such as with respect to the Benchmark Replacement or the occurrence or non-occurrence of a Benchmark Transition Event and any Benchmark Replacement Conforming Changes. Any determination, decision or election that may be made by us or our designee pursuant to the benchmark transition provisions will, if made by us, be made in our sole discretion and, in each case, will become effective without consent from the holders of those notes or any other party. All determinations by us or our designee will be conclusive for all purposes and binding on us and holders of the Compounded SOFR notes, SOFR notes or Term SOFR absent manifest error. In making these potentially subjective determinations, we or our designee, may have economic interests that are adverse to your interests, and such determinations may adversely affect the value of and return on the notes. Because the continuation of Compounded SOFR, SOFR or Term SOFR on the current basis cannot and will not be guaranteed, and because the applicable Benchmark Replacement is uncertain, we or our designee are likely to exercise more discretion in respect of calculating interest payable on Compounded SOFR notes, SOFR notes or Term SOFR than would be the case in the absence of a Benchmark Transition Event and related Benchmark Replacement Date.